Share-Based Compensation - Summary of Movement in Share Options (Details) number in Thousands	12 Months Ended
	Dec. 31, 2021 £ / shares	Dec. 31, 2020 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (GBP per share)	£ 2.65	£ 2.92
Sharesave Schemes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding beginning balance	21,162	23,373
Number of options granted	9,414	11,642
Number of options exercised	(48)	(860)
Number of options forfeited/expired	(4,535)	(12,993)
Number of options outstanding ending balance	25,993	21,162
Number of options exercisable	1,321	1,805
Weighted average exercise price outstanding beginning balance	£ 2.32	£ 3.03
Weighted average exercise price granted	2.43	1.65
Weighted average exercise price exercised	1.86	2.75
Weighted average exercise price forfeited/expired	2.95	2.96
Weighted average exercise price outstanding ending balance	2.25	2.32
Weighted average exercise price exercisable	£ 2.75	£ 3.59